CONDENSED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (Unaudited) - CIK000178115 Alussa Energy Acquisition Corp - USD ($)	Class A Ordinary Shares	Class B Ordinary Shares	Additional Paid-in Capital	Accumulated Deficit	Total
Ending balance at Dec. 31, 2019	$ 436	$ 719	$ 9,778,630	$ (4,779,782)	$ 5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Beginning balance at Jun. 12, 2019	$ 0	$ 0			0
Balance (in Shares) at Jun. 12, 2019	0	0
Class A ordinary shares subject to redemption	$ (2,439)	$ 0			(244,195,965)
Net loss					(4,779,782)
Ending balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Class A ordinary shares subject to redemption	$ (73)		(8,943,307)		(8,943,380)
Class A ordinary shares subject to redemption (in Shares)	(738,384)
Net loss				8,943,386	8,943,386
Ending balance at Mar. 31, 2020	$ 363	$ 719	835,323	4,163,604	5,000,009
Balance (in Shares) at Mar. 31, 2020	3,620,083	7,187,500
Beginning balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Beginning balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Beginning balance at Dec. 31, 2019	$ 436	$ 719	9,778,630	(4,779,782)	5,000,003
Balance (in Shares) at Dec. 31, 2019	4,358,467	7,187,500
Class A ordinary shares subject to redemption	$ 92				7,580,621
Net loss					(7,580,615)
Ending balance at Dec. 31, 2020	$ 528	$ 719	18,107,557	(13,108,795)	5,000,009
Balance (in Shares) at Dec. 31, 2020	5,279,045	7,187,500
Beginning balance at Mar. 31, 2020	$ 363	$ 719	835,323	4,163,604	5,000,009
Balance (in Shares) at Mar. 31, 2020	3,620,083	7,187,500
Beginning balance at Dec. 31, 2020	$ 528	$ 719	18,107,557	(13,108,795)	5,000,009
Balance (in Shares) at Dec. 31, 2020	5,279,045	7,187,500
Class A ordinary shares subject to redemption	$ 307		30,918,442		30,918,749
Class A ordinary shares subject to redemption (in Shares)	3,067,273
Net loss				(30,918,750)	(30,918,750)
Ending balance at Mar. 31, 2021	$ 835	$ 719	$ 49,025,999	$ (44,027,545)	$ 5,000,008
Balance (in Shares) at Mar. 31, 2021	8,346,318	7,187,500